Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 20,416,000	$ 11,738,000	$ 29,000	$ 110,000	$ 510,000
Cash	20,400,000	11,700,000
Trade receivable	5,917,000	2,247,000		952,000
Current derivative asset				733,000	1,699,000
Prepaid expenses and other current assets	1,520,000	767,000		79,000
Total current assets	27,853,000	14,752,000		1,141,000
Oil and gas properties, full cost method of accounting
Unproved	27,176,000	24,461,000		0	2,886,000
Proved	27,280,000	69,809,000		50,096,000
Less: accumulated depreciation, depletion, amortization and impairment	(6,575,000)	(55,771,000)		(49,573,000)
Total oil and gas properties, net	47,881,000	38,499,000		523,000
Other assets:
Derivative asset				0	67,000
Other property and equipment, net	55,000	52,000		44,000
Other	325,000	216,000		2,000,000
Total other assets	380,000	268,000		2,044,000
Total assets	76,114,000	53,519,000		3,708,000
Current liabilities:
Accounts payable	4,390,000	5,166,000		1,331,000
Accrued liabilities	7,005,000	2,706,000		3,496,000
Dividends payable	948,000	808,000		719,000
Asset retirement obligations	331,000	338,000		0
Current portion of long-term debt	17,000	17,000		11,067,000
Total current liabilities	12,691,000	9,035,000		16,613,000
Long term liabilities:
Asset retirement obligations	938,000	919,000		209,000
Long-term debt, net of current portion	36,137,000	30,226,000		0
Long-term derivative liabilities	683,000	1,400,000		56,000
Total liabilities	50,449,000	41,580,000		16,878,000
Commitments and contingencies
Conditionally redeemable 6% preferred stock value	1,915,000	1,874,000		1,173,000
Stockholders’ Equity (Deficit):
Preferred stock value				0	0
Common stock value	3,000	2,000		0
Additional paid in capital	244,969,000	219,837,000		159,773,000
Accumulated deficit	(232,205,000)	(223,206,000)		(180,910,000)
Total stockholders’ deficit	23,750,000	10,065,000		(14,343,000)	14,066,000
Total liabilities, redeemable preferred stock and stockholders’ equity	76,114,000	53,519,000		3,708,000
Brushy Resources, Inc [Member]
Current assets:
Cash and cash equivalents			864,000	2,839,000	3,574,000
Cash			864,000	2,839,266	3,574,427
Trade receivable			785,000	1,101,161	1,860,293
Joint interest receivable			162,000	171,501	508,001
Current derivative asset			0	733,131	1,699,156
Prepaid expenses			124,000	66,120	283,580
Total current assets			1,935,000	4,911,179	7,925,457
Oil and natural gas properties and other equipment
Oil and natural gas properties, successful efforts method, net of accumulated depletion and impairment			16,366,000	16,883,758	91,766,118
Other property and equipment, net of depreciation			63,000	67,321	103,757
Total oil and natural gas properties and other equipment, net			16,429,000	16,951,079	91,869,875
Other assets:
Derivative asset			0	0	66,930
Goodwill			960,000	959,681	959,681
Total other assets				1,318,433	2,007,894
Other			359,000	358,752	981,283
Total other assets			1,319,000	1,319,000
Total assets			19,683,000	23,180,691	101,803,226
Current liabilities:
Accounts payable and accrued liabilities			4,728,000	5,563,473	5,096,825
Going public delay fee			738,000	738,320	738,320
Joint interest revenues payable			1,025,000	1,017,823	828,924
Current maturities of related party notes payable			21,718,000	20,898,750	0
Term loan - Heartland, net of discount				14,171,713	2,353,322
Asset retirement obligations			400,000	392,398	428,258
Total current liabilities			42,352,000	42,782,477	9,445,649
Long term liabilities:
Other long-term liabilities			30,000	35,147	57,234
Note payable - SOS Ventures				0	23,104,333
Related party note payable				0	10,180,000
Deferred tax liabilities				0	14,039,742
Asset retirement obligations			3,260,000	3,204,160	3,177,295
Total long-term liabilities			3,290,000	3,239,307	50,558,604
Commitments and contingencies
Stockholders’ Equity (Deficit):
Preferred stock value			0	0
Common stock value			13,000	12,712	12,362
Additional paid in capital			57,251,000	57,044,255	55,919,905
Accumulated deficit			(83,223,000)	(79,898,060)	(14,133,294)
Total stockholders’ deficit			(25,959,000)	(22,841,093)	41,798,973
Total liabilities, redeemable preferred stock and stockholders’ equity			$ 19,683,000	23,180,691	101,803,226
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock value		0		6,794,000
Total stockholders’ deficit		0		6,794,000	6,794,000
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock value	$ 10,983,000	13,432,000		0
Total stockholders’ deficit		$ 13,432,000		$ 0	$ 0